Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Plastec Technologies, Ltd.
Entity Filer Category	Non-accelerated Filer
Entity Central Index Key	0001433309
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 12
Amendment Flag	true